Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information
Entity Registrant Name	Praxsyn Corp
Entity Central Index Key	0001346973
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31